Net Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred income taxes-current assets	¥ 41,499	¥ 47,349
Other assets	30,871	35,753
Other current liabilities	(2,877)	(5,586)
Deferred income taxes-non-current liabilities	(235,954)	(146,229)
Net deferred tax liabilities	¥ (166,461)	¥ (68,713)